UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment:            |_|; Amendment Number: ____

This Amendment (Check only one):    |_| is a restatement
                                    |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:       Marathon Structured Finance Feeder Fund, Ltd.

Address:    c/o CITCO Fund Services(Cayman Islands) Limited
            89 Nexus Way, 2nd Floor
            Camana Bay
            P.O. Box 31106
            Grand Caymans, KY1-1205
            Cayman Islands

13F File Number: 028-13841

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Christine Chartouni
Title:      Chief Compliance Officer
Phone:      212-500-3179


Signature, Place and Date of Signing:


/s/Christine Chartouni         New York, New York            November 12, 2010
----------------------      ------------------------       ---------------------
     [Signature]                  [City, State]                   [Date]

Report Type: (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number        Name


     028-10682                   Marathon Asset Management, L.P.
     --------------------        ------------------------------

SK 02337 0009 1143293